Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Parenthetical) (Detail) - PSU - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted		0	0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share units granted	183,560	0	0
Grant date fair value	$ 22.06
Vesting period	3 years
2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	0.00%
2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares on settlement date grantee may receive if certain criteria is met	200.00%